Unrealized Gains Losses on Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Income tax benefit (expense)					$ (3)	$ (2)	$ (10)
Amounts reclassified from accumulated other comprehensive income net of tax			(4)		(3)	(11)
Unrealized gain (loss) on derivative instruments, net of tax	(5)	(1)	(2)	1	3	10	9
Net Unrealized Gain (Loss) on Derivative Instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Unrealized gain (loss) on derivative instruments and other	(8)	(1)	(6)			(1)	(13)
Gain (loss) on derivatives reclassified into income	2		3	2	6	13	32
Income tax benefit (expense)	1		1	(1)	(3)	(2)	(10)
Amounts reclassified from accumulated other comprehensive income net of tax	3		4	1	3	11	22
Unrealized gain (loss) on derivative instruments, net of tax	(5)	(1)	(2)	1	3	10	9
Net Unrealized Gain (Loss) on Derivative Instruments | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gain (loss) on derivatives reclassified into income	1	1	3	4	6	10	34
Net Unrealized Gain (Loss) on Derivative Instruments | Forward currency hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gain (loss) on derivatives reclassified into income	$ 1	$ (1)		$ (2)		$ 3	$ (2)